Share Capital	3 Months Ended
Jan. 31, 2024
Share Capital [Abstract]
Share Capital
6.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. As of January 31, 2024, the number of common shares issued and outstanding was 3,169,570 (October 31, 2023 – 607,337).

b.	On September 30, 2022, the Company effected a 1-for-30 share consolidation of its issued and outstanding common shares. On November 28, 2023, a further 1-for-30 share consolidation was effected. All share amounts and instruments convertible into common shares prior to the date of the reverse share split have been retroactively restated for all periods presented.

c.	Share transactions during the three months ended January 31, 2024:

(i)	On November 6, 2023, 45 common shares with a fair value of $117 were issued to providers of investor services in payment of services.

(ii)	Between November 30, 2023 and December 5, 2023, April 2023 Warrants and September 2023 Warrants were exercised for 1,062,188 shares, resulting in gross proceeds of $3,498,032.

(iii)	On January 16, 2024, the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares and (iii) 1,500,000 unregistered common warrants to purchase 1,500,000 Common Shares. The pre-funded warrants are immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The unregistered common warrants have an exercise price of $1.60 per Common Share (after giving effect to adjustments and subject to further adjustments as set forth therein), are immediately exercisable, and expire five years from the date of issuance. These warrants include a cashless exercise provision and repricing provisions, under certain circumstances (“the January 2024 Offering”). The gross proceeds from the January 2024 Offering were approximately $2.4 million before deducting estimated offering expenses. Net proceeds from the offering were $1,824,773. On January 17, 2024, the pre-funded warrants were exercised.

d.	Share transactions during the three months ended January 31, 2023:

(i)	On November 14, 2022, the Company completed an underwritten public offering of 38,462 common shares at a price to the public of US$195.00 per share, for aggregate gross proceeds of US$7.5 million, prior to deducting underwriting discounts and offering expenses. The offering closed on November 17, 2022. Net proceeds from the offering were $6,363,906.

In addition, the Company granted Aegis Capital Corp. (“Aegis”), who acted as the underwriters for the deal, a 45-day option to purchase up to 5,769 additional common shares, equal to 15% of the number of common shares sold in the offering solely to cover over-allotments, if any (“Over-Allotment”). The public purchase price per additional common share would have been $195.00 per share. The Over-Allotment was not exercised.

Aegis received 1,923 underwriter warrants, each such warrant entitling the agents to receive one common share upon payment of $243.75 per share, exercisable six months after the commencement of sales of this offering and expiring on a date which is no more than five years after the commencement of sales of the offering. The fair value of the underwriter warrants of $337,579 were accounted for as an issuance cost within the share-based payment reserve. The fair value of the underwriters warrants was estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	150%

In connection with the offering, the Company’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq (in addition to the CSE) under the symbol “CMND” on November 15, 2022.

Following the public offering and pursuant to the Medigus SPA, Medigus was entitled to receive 1,494 common shares and 75 warrants pursuant to an anti-dilution clause included in the agreement signed between the Company and Medigus on June 29, 2022. The anti-dilution feature was recorded as a derivative liability as of October 31, 2022.

(ii)	On January 16, 2023, 161 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $39,975 at the time of issuance.